SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock-Based Compensation Expenses
The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2018	2017	2016

Cost of revenue	$-	$-	$23
Research and development expenses	948	1,331	1,522
Marketing and business development expenses	215	187	147
General and administrative expenses	1,003	1,115	1,392

	$2,166	$2,633	$3,084

Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Option Activity
Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2018, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,648,583	4.72	6.03	1,364
Options granted	1,593,400	3.23
Options exercised	(765,420)	0.89
Options forfeited	(1,274,125)	5.32
Options expired	-

Options outstanding at end of year	8,202,438	4.69	5.97	-

Exercisable at end of year	4,791,683	5.38	3.96	-

Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	793,000	5.80	4.39	-
Options granted	75,000	3.09
Options exercised	-
Options forfeited	(100,000)	5.52
Options expired	-

Options outstanding at end of year	768,000	5.57	3.65	-

Exercisable at end of year	450,500	6.25	3.30	-

Schedule Of weighted-average assumptions for general options granted
The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2018	2017	2016

Volatility	55.15%	52.09%	49.92%
Risk-free interest rate	2.54%	2.21%	1.98%
Dividend yield	0%	0%	0%
Expected life (years)	5.85	5.23	5.29